 Exhibit 99.19

Client Name:	Bank of America Corporation
Client Project Name:	OBX 2022-INV2
Start - End Dates:	4/2021 - 8/2022
Deal Loan Count:	31

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Property Valuations	Appraisal	PRVAAPPR5344	Alternate Valuation product used.	1
Compliance	RESPA	CMPRESPA2704	RESPA - List of homeowners counseling organizations not compliant	1
Total				2

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